JPMorgan U.S. Sustainable Leaders Fund
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.9%
Automobile Components — 0.4%
Aptiv plc *	12	832
Automobiles — 0.9%
Tesla, Inc. *	8	2,079
Banks — 3.3%
Bank of America Corp.	93	3,686
Fifth Third Bancorp	52	2,259
Truist Financial Corp.	40	1,700
		7,645
Biotechnology — 3.9%
AbbVie, Inc.	20	3,951
Amgen, Inc.	4	1,181
Regeneron Pharmaceuticals, Inc. *	2	2,341
Vertex Pharmaceuticals, Inc. *	3	1,551
		9,024
Broadline Retail — 4.6%
Amazon.com, Inc. *	57	10,663
Building Products — 1.6%
Trane Technologies plc	9	3,624
Capital Markets — 4.1%
Ameriprise Financial, Inc.	3	1,683
Charles Schwab Corp. (The)	27	1,743
CME Group, Inc.	7	1,531
Morgan Stanley	24	2,516
S&P Global, Inc.	4	2,007
		9,480
Chemicals — 2.1%
Ecolab, Inc.	8	1,948
Linde plc	6	2,964
		4,912
Commercial Services & Supplies — 1.1%
Waste Management, Inc.	12	2,573
Communications Equipment — 0.7%
Arista Networks, Inc. *	4	1,520
Construction & Engineering — 0.6%
Quanta Services, Inc.	5	1,438
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	6	5,062
Containers & Packaging — 0.5%
Ball Corp.	18	1,238
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	42	1,875

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electric Utilities — 3.1%
NextEra Energy, Inc.	35	2,961
PG&E Corp.	91	1,806
Xcel Energy, Inc.	36	2,342
		7,109
Electrical Equipment — 1.0%
Eaton Corp. plc	7	2,421
Energy Equipment & Services — 1.7%
Baker Hughes Co.	109	3,931
Entertainment — 1.6%
Netflix, Inc. *	3	2,172
Walt Disney Co. (The)	16	1,525
		3,697
Financial Services — 3.8%
Block, Inc. *	17	1,123
Mastercard, Inc., Class A	16	7,823
		8,946
Food Products — 1.2%
General Mills, Inc.	25	1,837
Hershey Co. (The)	5	1,036
		2,873
Ground Transportation — 1.5%
Union Pacific Corp.	15	3,586
Health Care Equipment & Supplies — 3.2%
Boston Scientific Corp. *	44	3,670
Hologic, Inc. *	13	1,105
Medtronic plc	13	1,145
Stryker Corp.	4	1,535
		7,455
Health Care Providers & Services — 3.0%
Elevance Health, Inc.	4	1,802
UnitedHealth Group, Inc.	9	5,292
		7,094
Industrial REITs — 1.1%
Prologis, Inc.	21	2,644
Insurance — 3.0%
Marsh & McLennan Cos., Inc.	11	2,535
Progressive Corp. (The)	8	1,998
Ryan Specialty Holdings, Inc.	14	963
Travelers Cos., Inc. (The)	7	1,541
		7,037
Interactive Media & Services — 4.1%
Alphabet, Inc., Class A	58	9,660

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 2.2%
IQVIA Holdings, Inc. *	7	1,677
Thermo Fisher Scientific, Inc.	6	3,455
		5,132
Machinery — 1.5%
Deere & Co.	4	1,492
Ingersoll Rand, Inc.	20	2,009
		3,501
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	37	1,922
Eli Lilly & Co.	3	2,475
		4,397
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc. *	9	1,534
ASML Holding NV (Registered), NYRS (Netherlands)	1	1,098
Lam Research Corp.	1	1,119
Micron Technology, Inc.	14	1,469
NVIDIA Corp.	128	15,489
NXP Semiconductors NV (China)	7	1,559
Texas Instruments, Inc.	8	1,672
		23,940
Software — 12.9%
Cadence Design Systems, Inc. *	7	1,870
Crowdstrike Holdings, Inc., Class A *	2	499
Intuit, Inc.	2	1,637
Microsoft Corp.	42	18,091
Oracle Corp.	15	2,542
Palo Alto Networks, Inc. *	4	1,281
Salesforce, Inc.	9	2,446
ServiceNow, Inc. *	2	1,799
		30,165
Specialized REITs — 1.0%
Equinix, Inc.	2	1,315
Weyerhaeuser Co.	30	1,028
		2,343
Specialty Retail — 4.8%
AutoZone, Inc. *	1	1,896
Best Buy Co., Inc.	11	1,138
Lowe's Cos., Inc.	16	4,346
TJX Cos., Inc. (The)	23	2,734
Tractor Supply Co.	4	1,098
		11,212

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.7%
Apple, Inc.	71	16,470
Seagate Technology Holdings plc	13	1,400
		17,870
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc. *	5	1,247
Total Common Stocks (Cost $146,669)		228,225
Short-Term Investments — 1.8%
Investment Companies — 1.8%
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b) (Cost $4,047)	4,045	4,048
Total Investments — 99.7% (Cost $150,716)		232,273
Other Assets Less Liabilities — 0.3%		810
NET ASSETS — 100.0%		233,083

Percentages indicated are based on net assets.

Abbreviations
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini ESG Index	14	12/20/2024	USD	3,606	72

Abbreviations
USD	United States Dollar

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$232,273	$—	$—	$232,273
Appreciation in Other Financial Instruments
Futures Contracts (a)	$72	$—	$—	$72

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Sustainable Leaders Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.97% (a) (b)	$4,615	$10,177	$10,745	$— (c)	$1	$4,048	4,045	$57	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
(c)	Amount rounds to less than one thousand.